Investments (Investment in Leverage Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment in leveraged leases
Rental receivables, net	$ 1,414	$ 1,491
Estimated residual values	1,148	1,325
Subtotal	2,562	2,816
Unearned income	(777)	(870)
Investment in leases, net of non-recourse debt	1,785	1,946
Rental receivables, net	1,750	1,806
Estimated residual values	145	90
Subtotal	1,895	1,896
Unearned income	(776)	(796)
Investment in leases, net of non-recourse debt	$ 1,119	$ 1,100